UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Cash flows from operating activities
Net (loss) / income	$ (241.4)	$ 35.1	$ (270.4)	$ 18.2
Adjustments to reconcile net (loss) / income to net cash provided by operating activities:
Non-cash share-based compensation expense	2.2	2.6	4.8	6.0
Provision for credit losses	11.5	0.0	19.9	0.0
Depreciation of non-current assets	43.5	36.7	86.0	72.6
Other non-operating income	(6.0)	0.0	(6.0)	0.0
Amortization of deferred costs	11.7	14.5	22.1	24.7
Amortization of deferred revenue	(11.2)	(14.3)	(24.3)	(22.1)
Loss on debt extinguishment	176.3	0.0	176.3	0.0
Amortization of debt discount	1.1	1.7	2.8	3.4
Amortization of debt premium	(0.4)	(0.7)	(1.1)	(1.4)
Amortization of deferred finance charges	2.4	3.2	6.4	6.4
Non-cash financing fee	0.0	0.2	0.0	4.4
Loss from equity method investments	0.3	0.2	1.5	2.0
Deferred income tax	(1.2)	(5.5)	(1.0)	(6.0)
Change in assets and liabilities:
Amounts due from related parties	(2.7)	0.9	(1.6)	75.3
Trade payables and accrued expenses	27.0	8.0	45.7	(14.6)
Accrued interest	(58.8)	(45.3)	(6.6)	2.5
Other current and non-current assets	33.3	(60.7)	(18.9)	(42.2)
Other current and non-current liabilities	(9.4)	29.7	(9.3)	15.8
Net cash (used in) / provided by operating activities	(21.8)	6.3	26.3	145.0
Cash flows from investing activities
Purchase of property, plant and equipment	0.0	0.0	(0.3)	(0.1)
Proceeds from other non-operating activities	6.0	0.0	6.0	0.0
Additions to jack-up drilling rigs	(8.3)	(13.4)	(190.9)	(38.4)
Net cash used in investing activities	(2.3)	(13.4)	(185.2)	(38.5)
Cash flows from financing activities
Repayment of debt	(2,293.1)	(70.7)	(2,293.1)	(70.7)
Cash distributions paid	0.0	0.0	0.0	(4.7)
Debt proceeds, net of issuance costs	2,291.3	0.0	2,291.3	0.0
Purchase of treasury shares	0.0	0.0	0.0	(0.2)
Proceeds from exercise of share options	3.6	0.0	4.6	0.0
Net cash provided by / (used in) financing activities	1.8	(70.7)	2.8	(75.6)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(22.3)	(77.8)	(156.1)	30.9
Cash and cash equivalents and restricted cash at the beginning of the period	246.9	171.2	380.7	62.5
Cash and cash equivalents and restricted cash at the end of the period	224.6	93.4	224.6	93.4
Supplementary disclosure of cash flow information
Interest paid	(115.8)	(98.3)	(121.8)	(104.4)
Income taxes paid	(15.1)	(20.8)	(21.8)	(37.7)
Non-cash additions to jack-up drilling rigs financed by long-term debt	0.0	0.0	150.0	0.0
Non-cash offset of other current and non-current assets and jack-up rigs	1.2	(8.5)	2.8	(9.1)
Cash and cash equivalents	223.6		223.6
Restricted cash	1.0		1.0
Total cash and cash equivalents and restricted cash	$ 224.6	$ 93.4	$ 224.6	$ 93.4